Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segment Information

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Net sales
Electrical Products	$1,758	$903	$3,418	$1,789
Electrical Systems and Services	1,624	913	3,145	1,765
Hydraulics	772	769	1,528	1,504
Aerospace	446	436	880	866
Vehicle	1,002	1,047	1,941	2,104
Total net sales	$5,602	$4,068	$10,912	$8,028

Segment operating profit
Electrical Products	$272	$151	$513	$290
Electrical Systems and Services	227	91	437	167
Hydraulics	104	123	182	232
Aerospace	67	59	129	119
Vehicle	172	168	304	328
Total segment operating profit	842	592	1,565	1,136

Corporate
Amortization of intangible assets	(108)	(42)	(215)	(84)
Interest expense - net	(71)	(30)	(146)	(58)
Pension and other postretirement benefits expense	(43)	(39)	(81)	(80)
Inventory step-up adjustment	(1)	(1)	(34)	(3)
Other corporate expense - net	(85)	(61)	(155)	(124)
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	—	(5)	—
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Acquisition Integration Charges by Segment [Table Text Block]
Business segment operating profit was reduced by acquisition integration charges as follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total	$31	$8	$51	$11